(Loss)/Earnings per share	12 Months Ended
Sep. 30, 2024
(Loss)/Earnings per share
Earnings per share

8. (Loss)/Earnings per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) attributable to shareholders by the weighted average number of ordinary shares in issue during the period.

Basic EPS in relation to profit/(loss) from continuing operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2024	(23,976,958)	5,059,955	(4.7386)
2023	(43,971,581)	5,258,756	(8.3616)
2022	53,408,454	4,846,450	11.0201

Diluted EPS in relation to profit/(loss) from continuing operations

2024	(23,976,958)	5,059,955	(4.7386)
2023	(43,971,581)	5,258,756	(8.3616)
2022	53,408,454	4,877,196	10.9506

Basic EPS in relation to profit/(loss) from discontinued operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2024	(30,604,160)	5,059,955	(6.0483)
2023	(26,421,347)	5,258,756	(5.0243)
2022	11,667,000	4,846,450	2.4073

Diluted EPS in relation to profit/(loss) from discontinued operations

2024	(30,604,160)	5,059,955	(6.0483)
2023	(26,421,347)	5,258,756	(5.0243)
2022	11,667,000	4,877,196	2.3922

Basic EPS in relation to profit/(loss) attributable to equity holders	Earnings	Weighted average number of shares	Per share amount
	$		$
2024	(54,581,118)	5,059,955	(10.7869)
2023	(70,392,929)	5,258,756	(13.3859)
2022	65,075,454	4,846,450	13.4274

Diluted EPS in relation to profit/(loss) attributable to equity holders

2024	(54,581,118)	5,059,955	(10.7869)
2023	(70,392,929)	5,258,756	(13.3859)
2022	65,075,454	4,877,196	13.3428

Diluted earnings per share is computed similar to basic earnings per share, except that the denominator is increased to include the number of additional ordinary shares, where applicable, that would have been outstanding if potential ordinary shares had been issued if such additional ordinary shares were dilutive. The share options and RSUs are dilutive and therefore have been included in the calculation for diluted earnings per share.

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of share options and RSUs was based on quoted market prices for the year during which the options were outstanding.